CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Retained Earnings	Retained Earnings Revenue recognition and other individually immaterial errors	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Revenue recognition and other individually immaterial errors	Treasury Stock	Noncontrolling Interest in VIE
Balance at Oct. 01, 2008
Increase (Decrease) in Stockholders' Equity
Net income	$ 63,145		$ 63,145
Net income at Oct. 02, 2008 (Previously Reported)	55,686
Net income (Adjustments)	7,459
Other comprehensive income (loss)					(20,938)
Stock issued under equity incentive plan		45
Stock issued under equity incentive plan (in shares)		5
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(4,811)
Balance at Sep. 30, 2009 (Previously Reported)	420,845
Balance (Adjustments)	27,542
Balance at Sep. 30, 2009	448,387	12,530	486,170		(14,242)		(36,071)
Balance (in shares) at Sep. 30, 2009		26,732
Increase (Decrease) in Stockholders' Equity
Net income	72,094		72,094
Net income at Oct. 01, 2009 (Previously Reported)	70,636
Net income (Adjustments)	1,458
Other comprehensive income (loss)					(2,098)
Consolidation of variable interest entity	(38,264)							(563)
Consolidation of variable interest entity at Oct. 01, 2009 (Previously Reported)	(38,264)
Stock issued under equity incentive plan		44
Stock issued under equity incentive plan (in shares)		4
Purchase of treasury stock							(3)
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(4,812)
Balance at Sep. 30, 2010 (Previously Reported)	487,759
Balance (Adjustments)	25,290
Balance at Sep. 30, 2010	513,049	12,574	553,452		(16,340)		(36,074)	(563)
Balance (in shares) at Sep. 30, 2010		26,736
Increase (Decrease) in Stockholders' Equity
Net income	83,904		83,594					310
Net income at Oct. 01, 2010 (Previously Reported)	85,078
Net income (Adjustments)	(1,174)
Other comprehensive income (loss)					(10,153)
Purchase of treasury stock							(4)
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(7,486)
Balance at Sep. 30, 2011 (Previously Reported)	551,798
Balance (Adjustments)	27,512
Balance at Sep. 30, 2011	579,310	12,574	629,560		(26,493)		(36,078)	(253)
Balance (in shares) at Sep. 30, 2011		26,736
Increase (Decrease) in Stockholders' Equity
Net income	92,104		91,900					204
Other comprehensive income (loss)					5,345
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(6,417)
Balance at Sep. 30, 2012	$ 670,342	$ 12,574	$ 715,043		$ (21,148)		$ (36,078)	$ (49)
Balance (in shares) at Sep. 30, 2012		26,736